Income Taxes - Summary of (Loss) or Income Before Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Non-Mainland China	¥ (445,424)	$ (61,023)	¥ (366,657)	¥ (505,068)
Mainland China	1,297,103	177,702	2,399,258	471,292
(Loss)/Income before income taxes	¥ 851,679	$ 116,679	¥ 2,032,601	¥ (33,776)